Allowance for doubtful accounts - Schedule of doubtful accounts (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Allowance For Doubtful Accounts - Schedule Of Doubtful Accounts Details 1
Balance, beginning of year		$ 1,415,000		$ 1,415,000		$ 1,460,000
Write back for the year					(45,000)	(45,000)
Balance, end of year		$ 1,415,000		$ 1,415,000		$ 1,415,000